Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2021	2020
Accounts receivable	$17,995	$47,149
Less: allowance for doubtful accounts	(796)	(3,066)
Accounts receivable, net	17,199	44,083
Other	558	158
	$17,757	$44,241